Salaries and social security taxes payable (Details Narrative) Employees in Millions, $ in Millions	Dec. 31, 2022 ARS ($) Employees	Dec. 31, 2021 ARS ($) Employees
Salaries And Social Security Taxes Payable
Current future payment obligations	$ 14.5	$ 46.4
Collective bargaining liabilities	$ 731.6	$ 787.9
Number of employees | Employees	4,658	4,668